UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 April 30, 2002

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	68

Form13F Information Table Value Total:	223108

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      452    17000 SH       SOLE                                      17000
3M Company                     COM              604059105     6730    58515 SH       SOLE                                      58515
AOL Time Warner Inc.           COM              00184A105     3795   160482 SH       SOLE                                     160482
AT&T Corp.                     COM              001957109      206    13107 SH       SOLE                                      13107
Albertson's                    COM              013104104     3512   105975 SH       SOLE                                     105975
Allstate Corp.                 COM              020002101     5049   133678 SH       SOLE                                     133678
American Express Co.           COM              025816109     5070   123780 SH       SOLE                                     123780
American Intl. Group           COM              026874107     3512    48687 SH       SOLE                                      48687
Amgen Corp.                    COM              031162100     4880    81770 SH       SOLE                                      81770
Amsouth Bancorporation         COM              032165102     2046    93073 SH       SOLE                                      93073
BP Amoco PLC Spons ADR         COM              055622104     4041    76108 SH       SOLE                                      76108
Bank of America Corp.          COM              060505104     5917    86992 SH       SOLE                                      86992
Bell South Corp.               COM              079860102     1632    44287 SH       SOLE                                      44287
Bristol Myers Squibb Co.       COM              110122108      712    17595 SH       SOLE                                      17595
CVS Corp.                      COM              126650100     3640   106017 SH       SOLE                                     106017
Caterpillar Inc.               COM              149123101      218     3832 SH       SOLE                                       3832
ChevronTexaco Corp.            COM              166764100     6034    66845 SH       SOLE                                      66845
Coca Cola Co.                  COM              191216100     1157    22132 SH       SOLE                                      22132
Conoco Inc.                    COM              208251504     4455   152660 SH       SOLE                                     152660
Costco Wholesale Corp.         COM              22160k105     4788   120250 SH       SOLE                                     120250
Disney (Walt) Co.              COM              254687106     1614    69920 SH       SOLE                                      69920
Dow Jones & Co.                COM              260561105      332     5700 SH       SOLE                                       5700
DuPont                         COM              263534109      282     5982 SH       SOLE                                       5982
Emerson Electric Co.           COM              291011104     1982    34530 SH       SOLE                                      34530
Exxon Mobil Corp.              COM              30231G102     8526   194519 SH       SOLE                                     194519
Gannett Co. Inc.               COM              364730101     9490   124702 SH       SOLE                                     124702
General Electric Co.           COM              369604103    10055   268480 SH       SOLE                                     268480
General Motors Corp Cl H       COM              370442832     1659   100862 SH       SOLE                                     100862
General Motors Corp.           COM              370442105     3361    55601 SH       SOLE                                      55601
Goldman Sachs Group            COM              38141g104      993    11000 SH       SOLE                                      11000
H. J. Heinz Co.                COM              423074103     3926    94600 SH       SOLE                                      94600
Hewlett - Packard              COM              428236103     1504    83810 SH       SOLE                                      83810
Home Depot Inc.                COM              437076102     5334   109733 SH       SOLE                                     109733
Int'l Business Machines Corp.  COM              459200101     6566    63137 SH       SOLE                                      63137
Intel Corp.                    COM              458140100     3193   104996 SH       SOLE                                     104996
Interpublic Group of Cos Inc.  COM              460690100      272     7948 SH       SOLE                                       7948
Jefferson - Pilot              COM              475070108     1616    32259 SH       SOLE                                      32259
Johnson & Johnson              COM              478160104    10809   166426 SH       SOLE                                     166426
Kimberly - Clark               COM              494368103     4712    72890 SH       SOLE                                      72890
Kraft Foods Inc                COM              50075n104     2015    52125 SH       SOLE                                      52125
Liberty Media Corp. Class A    COM              530718105      600    47500 SH       SOLE                                      47500
Lowe's Cos.                    COM              548661107      261     6000 SH       SOLE                                       6000
Manor Care, Inc.               COM              564055101     3201   137375 SH       SOLE                                     137375
Media General Inc Cl A         COM              584404107      445     7000 SH       SOLE                                       7000
Merck & Co. Inc.               COM              589331107     8572   148871 SH       SOLE                                     148871
Microsoft Corp.                COM              594918104      248     4105 SH       SOLE                                       4105
Morgan Stanley Dean Witter & C COM              617446448     7752   135256 SH       SOLE                                     135256
Murphy Oil Corp.               COM              626717102     3408    35500 SH       SOLE                                      35500
Pepsico Inc.                   COM              713448108     1432    27805 SH       SOLE                                      27805
Pfizer, Inc.                   COM              717081103     5292   133175 SH       SOLE                                     133175
Pharmacia Corp.                COM              71713u102      777    17240 SH       SOLE                                      17240
Philip Morris Cos. Inc.        COM              718154107      448     8500 SH       SOLE                                       8500
Phillips Petroleum             COM              718507106     3643    58010 SH       SOLE                                      58010
Pinnacle Holdings Inc.         COM              72346N101        2    20000 SH       SOLE                                      20000
Procter & Gamble               COM              742718109     3188    35383 SH       SOLE                                      35383
Schering-Plough                COM              806605101     3724   118975 SH       SOLE                                     118975
Schlumberger Ltd.              COM              806857108     1251    21270 SH       SOLE                                      21270
Sears, Roebuck & Co.           COM              812387108     6971   135965 SH       SOLE                                     135965
Standard & Poor's Dep. Rcpts.  COM              78462f103      598     5225 SH       SOLE                                       5225
SunTrust Banks Inc.            COM              867914103      220     3300 SH       SOLE                                       3300
U. S. Bancorp                  COM              902973304     2359   104500 SH       SOLE                                     104500
United Parcel Service Cl B     COM              911312106     5913    97250 SH       SOLE                                      97250
United Technologies Corp.      COM              913017109     5289    71277 SH       SOLE                                      71277
Verizon Communications         COM              92343v104      623    13505 SH       SOLE                                      13505
Wachovia Corporation           COM              929903102     4519   121874 SH       SOLE                                     121874
Wal-Mart Stores                COM              931142103      405     6600 SH       SOLE                                       6600
Wells Fargo & Co.              COM              949746101      558    11300 SH       SOLE                                      11300
Wyeth                          COM              983024100     5326    81125 SH       SOLE                                      81125